July 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


	RE:	T. Rowe Price State Tax-Free Income Trust
		(the "Registrant")
		New York Tax-Free Bond Fund
		New York Tax-Free Money Fund
		Maryland Tax-Free Bond Fund
		Maryland Short-Term Tax-Free Bond Fund
		Virginia Tax-Free Bond Fund
		Virginia Short-Term Tax-Free Bond Fund
		New Jersey Tax-Free Bond Fund
		Florida Insured Intermediate Tax-Free Fund
		Georgia Tax-Free Bond Fund
		(the "Funds")
		File Nos.: 33-06533/811-4521


Gentlemen:

	This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Funds' Prospectuses and Statement of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 32 on June
20, 1997.  The Prospectuses and Statement of Additional
Information went effective automatically on July 1, 1997. These documents will be used for the offer and sale of Fund shares.


							Sincerely,
							/s/Forrest R. Foss
							Forrest R. Foss